Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expected income tax benefit (loss) at statutory rate of 21%					$ 22,000	$ 44,303
State and local tax benefit, net of federal					7,500	14,979
Change in valuation account					29,500	(59,282)
Income tax expense (benefit)